Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 25, 2024
Document Creation Date	dei_DocumentCreationDate	Nov. 12, 2024